Investments and Derivative Instruments (Available-for-Sale Securities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Available-for-Sale Securities
Cost or Amortized Cost	$ 80,613		$ 80,034
Gross Unrealized Gains	7,292		5,442
Gross Unrealized Losses	(1,062)		(2,674)
Fair Value	86,812		82,730
Non-Credit OTTI	(80)	[1]	(187)	[1]
Fixed maturities, available-for-sale, at amortized cost	79,747	[2]	78,978	[2]
Equity securities, available-for-sale, at cost	866	[3]	1,056	[3]
ABS [Member]
Available-for-Sale Securities
Cost or Amortized Cost	2,883		3,430
Gross Unrealized Gains	63		55
Gross Unrealized Losses	(183)		(332)
Fair Value	2,763		3,153
Non-Credit OTTI	(4)	[1]	(7)	[1]
Collateralized Debt Obligations [Member]
Available-for-Sale Securities
Cost or Amortized Cost	3,170	[4]	2,819	[4]
Gross Unrealized Gains	60	[4]	16	[4]
Gross Unrealized Losses	(159)	[4]	(348)	[4]
Fair Value	3,040	[4]	2,487	[4]
Non-Credit OTTI	(14)	[1],[4]	(44)	[1],[4]
CMBS [Member]
Available-for-Sale Securities
Cost or Amortized Cost	6,083		7,192
Gross Unrealized Gains	417		271
Gross Unrealized Losses	(179)		(512)
Fair Value	6,321		6,951
Non-Credit OTTI	(11)	[1]	(31)	[1]
Corporate [Member]
Available-for-Sale Securities
Cost or Amortized Cost	39,694	[4]	41,161	[4]
Gross Unrealized Gains	4,631	[4]	3,661	[4]
Gross Unrealized Losses	(276)	[4]	(739)	[4]
Fair Value	44,049	[4]	44,011	[4]
Non-Credit OTTI	(19)	[1],[4]	0	[1],[4]
Foreign Government Debt Securities [Member]
Available-for-Sale Securities
Cost or Amortized Cost	3,985		2,030
Gross Unrealized Gains	191		141
Gross Unrealized Losses	(40)		(10)
Fair Value	4,136		2,161
Non-Credit OTTI	0	[1]	0	[1]
Municipal [Member]
Available-for-Sale Securities
Cost or Amortized Cost	13,001		12,557
Gross Unrealized Gains	1,379		775
Gross Unrealized Losses	(19)		(72)
Fair Value	14,361		13,260
Non-Credit OTTI	0	[1]	0	[1]
RMBS [Member]
Available-for-Sale Securities
Cost or Amortized Cost	7,318		5,961
Gross Unrealized Gains	295		252
Gross Unrealized Losses	(133)		(456)
Fair Value	7,480		5,757
Non-Credit OTTI	(32)	[1]	(105)	[1]
U.S. Treasuries [Member]
Available-for-Sale Securities
Cost or Amortized Cost	3,613		3,828
Gross Unrealized Gains	175		203
Gross Unrealized Losses	(16)		(2)
Fair Value	3,772		4,029
Non-Credit OTTI	0	[1]	0	[1]
Fixed maturities [Member]
Available-for-Sale Securities
Gross Unrealized Gains	7,211	[2]	5,374	[2]
Gross Unrealized Losses	(1,005)	[2]	(2,471)	[2]
Fair Value	85,922	[2]	81,809	[2]
Non-Credit OTTI	(80)	[1],[2]	(187)	[1],[2]
Equity Securities, AFS [Member]
Available-for-Sale Securities
Gross Unrealized Gains	81	[3]	68	[3]
Gross Unrealized Losses	(57)	[3]	(203)	[3]
Fair Value	890	[3]	921	[3]
Non-Credit OTTI	$ 0	[1],[3]	$ 0	[1],[3]

[1]	Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2012 and 2011.
[2]	Includes fixed maturities, AFS and equity securities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 - Business Dispositions of the Notes to Consolidated Financial Statements for further discussion of this transaction.
[3]	Includes fixed maturities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 - Business Dispositions of the Notes to Consolidated Financial Statements for further discussion of this transaction.
[4]	Gross unrealized gains (losses) exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).